UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities and Income Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 48.1%

	Automobiles – 1.0%

40,171	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$38,513,946

	Banks – 19.0%

60,303	Bank of America Corporation	6.500%	N/A (3)	BBB–	64,071,937

59,150	Bank of America Corporation	6.300%	N/A (3)	BBB–	62,539,295

14,045	Bank of America Corporation	5.875%	N/A (3)	BBB–	13,728,987

6,149	Barclays Bank PLC, 144A	10.179%	6/12/21	A–	7,094,448

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,271,610

38,772	Citigroup Inc.	6.125%	N/A (3)	BB+	40,468,275

58,427	Citigroup Inc.	5.875%	N/A (3)	BB+	59,849,697

22,625	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	23,020,937

26,045	Cobank Agricultural Credit Bank	6.250%	N/A (3)	BBB+	27,086,800

13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	14,832,111

2,250	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,801,124

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (3)	BBB+	13,719,030

82,862	JP Morgan Chase & Company	6.750%	N/A (3)	BBB	90,112,425

9,890	JP Morgan Chase & Company (3-Month LIBOR reference rate + 3.470% spread), (4)	5.829%	N/A (3)	BBB	9,984,449

45,402	JP Morgan Chase & Company	5.300%	N/A (3)	BBB	46,241,937

17,968	KeyCorp	5.000%	N/A (3)	Baa3	17,482,864

13,350	Lloyds Bank PLC, 144A	12.000%	N/A (3)	BBB–	16,338,931

6,211	M&T Bank Corporation	6.450%	N/A (3)	Baa2	6,645,770

20,176	M&T Bank Corporation	5.125%	N/A (3)	Baa2	20,049,900

13,187	PNC Financial Services Inc.	6.750%	N/A (3)	Baa2	14,225,476

22,000	PNC Financial Services Inc.	5.000%	N/A (3)	Baa2	21,807,500

17,862	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba2	22,372,155

11,233	SunTrust Bank Inc.	5.625%	N/A (3)	Baa3	11,543,255

23,861	SunTrust Bank Inc.	5.050%	N/A (3)	Baa3	23,412,413

16,135	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	15,973,650

42,394	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4)	6.111%	N/A (3)	Baa2	42,950,421

22,325	Wells Fargo & Company	5.900%	N/A (3)	Baa2	22,398,673

43,432	Wells Fargo & Company	5.875%	N/A (3)	Baa2	44,789,250
	Total Banks				760,813,320

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 2.2%

9,205	Bank of New York Mellon	4.950%	N/A (3)	Baa1	$9,411,652

47,479	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	48,191,185

22,230	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	21,729,825

381	Morgan Stanley	5.550%	N/A (3)	BB+	3,794,007

5,095	State Street Corporation	5.250%	N/A (3)	Baa1	5,233,839
	Total Capital Markets				88,360,508

	Commercial Services & Supplies – 1.0%

40,701	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	41,922,030

	Consumer Finance – 1.9%

17,190	American Express Company	5.200%	N/A (3)	Baa2	17,426,363

10,187	American Express Company	4.900%	N/A (3)	Baa2	10,217,561

30,942	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	31,613,441

19,230	Discover Financial Services	5.500%	N/A (3)	BB–	18,773,288
	Total Consumer Finance				78,030,653

	Diversified Financial Services – 2.7%

12,300	BNP Paribas, 144A	7.195%	N/A (3)	BBB	13,022,625

32,650	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	34,935,500

6,450	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (3)	A	6,514,500

30,193	Rabobank Nederland, 144A	11.000%	N/A (3)	BBB	32,344,251

22,660	Voya Financial Inc.	5.650%	5/15/53	Baa3	22,773,300
	Total Diversified Financial Services				109,590,176

	Electric Utilities – 1.7%

16,255	Electricite de France, 144A	5.250%	N/A (3)	BBB	15,864,880

49,620	Emera, Inc.	6.750%	6/15/76	BBB–	51,604,800
	Total Electric Utilities				67,469,680

	Equity Real Estate Investment Trusts – 0.9%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	35,004,060

	Food Products – 2.6%

14,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	Baa3	15,551,250

9,089	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	10,179,680

32,710	Land O’ Lakes Incorporated, 144A	8.000%	N/A (3)	BB	35,981,000

38,070	Land O’ Lakes Incorporated, 144A	7.250%	N/A (3)	BB	41,496,300
	Total Food Products				103,208,230

	Industrial Conglomerates – 3.3%

133,509	General Electric Capital Corporation	5.000%	N/A (3)	BBB+	131,706,629

	Insurance – 10.2%

20,470	Aegon NV	5.500%	4/11/48	Baa1	19,651,970

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

30,265	American International Group Inc.	5.750%	4/01/48	Baa2	$29,811,025

1,500	American International Group, Inc.	8.175%	5/15/68	Baa2	1,890,000

41,960	Assurant Inc.	7.000%	3/27/48	BB+	42,327,795

5,750	AXA SA	8.600%	12/15/30	A3	7,360,000

3,800	Catlin Insurance Company Limited, 144A (3-Month LIBOR reference rate + 2.975% spread), (4)	5.330%	N/A (3)	BBB+	3,781,000

108,155	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	108,425,388

4,743	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	4,839,283

19,495	MetLife Inc.	5.875%	N/A (3)	BBB	19,823,491

7,427	MetLife Inc.	5.250%	N/A (3)	BBB	7,555,487

15,031	MetLife Inc., 144A	9.250%	4/08/38	BBB	20,367,005

34,450	Provident Financing Trust I	7.405%	3/15/38	Baa3	38,024,188

8,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	9,400,625

7,179	Prudential Financial Inc.	5.625%	6/15/43	BBB+	7,403,344

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	3,377,288

49,943	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa1	54,437,870

27,947	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	28,645,675
	Total Insurance				407,121,434

	Machinery – 0.1%

4,068	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	4,088,340

	Metals & Mining – 0.5%

18,798	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	19,649,784

	Multi-Utilities – 0.3%

11,975	NiSource Inc., 144A	5.650%	N/A (3)	BBB–	11,885,188

	U.S. Agency – 0.7%

18,350	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	20,781,375

6,145	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	Baa1	6,206,450
	Total U.S. Agency				26,987,825
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,892,437,721)				1,924,351,803

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 31.2%

	Banks – 25.2%

$18,507	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (3)	Baa2	$18,807,739

64,300	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (3)	Ba2	56,744,750

6,185	Banco Mercantil del Norte, 144A	7.625%	N/A (3)	BB	6,107,687

12,200	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	12,222,790

111,722	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	115,421,339

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$73,477	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB–	$77,793,774

31,613	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	32,245,260

45,715	HSBC Holdings PLC	6.375%	N/A (3)	BBB	44,857,844

12,750	HSBC Holdings PLC	6.000%	N/A (3)	BBB	11,825,625

6,771	ING Groep N.V, Reg S	6.875%	N/A (3)	BBB–	6,903,034

28,555	ING Groep N.V	6.500%	N/A (3)	BBB–	27,621,251

93,101	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	86,956,334

121,451	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	123,333,490

16,630	Nordea Bank AB, 144A	6.125%	N/A (3)	BBB	16,235,037

37,761	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba3	40,130,503

39,170	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba3	41,128,500

20,654	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba3	21,056,753

9,130	Societe Generale, 144A	8.000%	N/A (3)	BB+	9,495,200

39,725	Societe Generale, 144A	7.875%	N/A (3)	BB+	40,618,813

39,400	Societe Generale, 144A	7.375%	N/A (3)	BB+	40,089,500

26,740	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	24,533,950

21,684	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	22,226,100

45,453	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	46,589,325

91,898	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	86,131,584
1,014,592	Total Banks				1,009,076,182

	Capital Markets – 4.3%

57,948	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	59,831,310

18,160	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	18,491,420

15,370	Macquarie Bank Limited, 144A	6.125%	N/A (3)	Ba1	13,794,575

2,760	UBS Group AG, Reg S	7.125%	N/A (3)	BBB–	2,832,566

76,645	UBS Group AG, Reg S	7.000%	N/A (3)	BBB–	77,698,869
170,883	Total Capital Markets				172,648,740

	Diversified Financial Services – 1.7%

62,198	BNP Paribas, 144A	7.375%	N/A (3)	BBB–	63,597,455

2,500	BNP Paribas, 144A	6.750%	N/A (3)	BBB–	2,481,250
64,698	Total Diversified Financial Services				66,078,705
$1,250,173	Total Contingent Capital Securities (cost $1,326,123,948)				1,247,803,627

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.9%

	Banks – 4.9%

385,800	AgriBank FCB, (6)	6.875%		BBB+	$41,280,600

421,681	Citigroup Inc.	7.125%		BB+	11,693,214

481,239	Cobank Agricultural Credit Bank, (6)	6.250%		BBB+	50,048,856

Shares	Description (1)	Coupon	Ratings (2)	Value

	Banks (continued)

132,336	Cobank Agricultural Credit Bank, (6)	6.200%	BBB+	$13,961,448

511,006	Fifth Third Bancorp.	6.625%	Baa3	13,853,373

680,670	Huntington BancShares Inc.	6.250%	Baa3	17,779,100

280,000	Huntington BancShares Inc., (6)	5.048%	Baa3	5,600,000

206,560	KeyCorp Preferred Stock	6.125%	Baa3	5,511,021

77,023	PNC Financial Services	6.125%	Baa2	2,114,281

1,036,786	Regions Financial Corporation	6.375%	BB+	28,055,429

135,600	Wells Fargo & Company	6.625%	Baa2	3,729,000

91,584	Zions Bancorporation	6.300%	BB	2,470,936
	Total Banks			196,097,258

	Capital Markets – 3.0%

221,300	Goldman Sachs Group, Inc.	5.500%	Ba1	5,727,244

1,177,613	Morgan Stanley	7.125%	BB+	33,232,239

794,709	Morgan Stanley	6.875%	BB+	21,759,133

410,900	Morgan Stanley	6.375%	BB+	11,036,774

1,336,045	Morgan Stanley	5.850%	BB+	34,322,996

230,910	Northern Trust Corporation	5.850%	BBB+	6,296,916

303,157	State Street Corporation	5.350%	Baa1	7,918,461
	Total Capital Markets			120,293,763

	Consumer Finance – 0.7%

1,018,736	GMAC Capital Trust I	5.785%	B+	26,792,757

	Food Products – 1.9%

506,287	CHS Inc.	7.875%	N/R	14,474,745

12,881	CHS Inc.	7.500%	N/R	362,471

1,385,062	CHS Inc.	7.100%	N/R	37,784,491

470,500	CHS Inc.	6.750%	N/R	12,449,430

53,000	Dairy Farmers of America Inc., 144A, (6)	7.875%	Baa3	5,353,000

66,700	Dairy Farmers of America Inc., 144A, (6)	7.875%	Baa3	7,670,500
	Total Food Products			78,094,637

	Insurance – 4.7%

220,922	American Financial Group	6.000%	Baa2	5,699,788

1,221,542	Aspen Insurance Holdings Limited	5.950%	BBB–	31,356,983

741,540	Aspen Insurance Holdings Limited	5.625%	BBB–	18,138,068

483,905	Axis Capital Holdings Limited	5.500%	BBB	11,908,902

202,055	Delphi Financial Group, Inc., (6)	2.771%	BB+	4,526,032

621,500	Enstar Group Ltd	7.000%	BB+	15,699,090

1,146,819	Kemper Corporation	7.375%	Ba1	29,817,294

570,218	Maiden Holdings Limited	7.750%	N/R	12,904,033

8,746	Maiden Holdings Limited	6.625%	N/R	183,404

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

514,234	PartnerRe Limited	7.250%		Baa2	$14,203,143

597,500	Reinsurance Group of America Inc.	6.200%		BBB+	16,311,750

803,196	Reinsurance Group of America, Inc.	5.750%		BBB+	20,634,105

201,165	Torchmark Corporation	6.125%		BBB+	5,236,325
	Total Insurance				186,618,917

	Mortgage Real Estate Investment Trusts – 0.1%

210,254	Wells Fargo REIT	6.375%		BBB	5,445,579

	Oil, Gas & Consumable Fuels – 0.9%

277,700	Nustar Energy LP	8.500%		B1	6,506,511

390,000	Nustar Energy LP	7.625%		B1	8,030,100

808,295	Nustar Logistics Limited Partnership	9.087%		B+	20,498,361
	Total Oil, Gas & Consumable Fuels				35,034,972

	Thrifts & Mortgage Finance – 1.5%

405,287	Federal Agricultural Mortgage Corporation	6.875%		N/R	10,695,524

400,000	Federal Agricultural Mortgage Corporation	6.000%		N/R	10,516,000

1,506,768	New York Community Bancorp Inc.	1.350%		Ba1	40,938,887
	Total Thrifts & Mortgage Finance				62,150,411

	U.S. Agency – 1.2%

437,610	Farm Credit Bank of Texas, 144A, (6)	6.750%		Baa1	46,824,270
	Total $25 Par (or similar) Retail Preferred (cost $741,086,564)				757,352,564

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.1%

	Insurance – 0.1%

$3,777	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$4,531,464
$3,777	Total Corporate Bonds (cost $4,372,867)				4,531,464
	Total Long-Term Investments (cost $3,964,021,100)				3,934,039,458

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.2%

	REPURCHASE AGREEMENTS – 1.2%

$48,082	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/18, repurchase price $48,086,072 collateralized by $48,515,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $49,044,347	0.900%	7/02/18		$48,082,466
	Total Short-Term Investments (cost $48,082,466)				48,082,466
	Total Investments (cost $4,012,103,566) – 99.5%				3,982,121,924
	Other Assets Less Liabilities – 0.5% (7)				21,456,630
	Net Assets – 100%				$4,003,578,554

Investments in Derivatives

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$80,000,000	Receive	3-Month LIBOR	2.474%	Semi-Annually	7/13/16	7/13/21	$382,139	$382,139	$19,677

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$1,924,351,803	$—	$1,924,351,803
Contingent Capital Securities	—	1,247,803,627	—	1,247,803,627
$25 par (or similar) Retail Preferred	582,087,858	175,264,706	—	757,352,564
Corporate bonds	—	4,531,464	—	4,531,464
Short-Term Investments:
Repurchase Agreements	—	48,082,466	—	48,082,466
Investments in Derivatives:
Interest Rate Swaps*	—	382,139	—	382,139
Total	$582,087,858	$3,400,416,205	$—	$3,982,504,063
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Tax cost of investments	$4,013,140,716
Gross unrealized:
Appreciation	$76,754,600
Depreciation	(107,773,392)
Net unrealized appreciation (depreciation) of investments	$(31,018,792)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	382,139

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Nuveen NWQ Flexible Income Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.7%

	CORPORATE BONDS – 52.2%

	Aerospace & Defense – 0.5%

$4,450	Triumph Group Inc.	4.875%	4/01/21	B–	$4,283,125

	Air Freight & Logistics – 1.0%

8,840	XPO Logistics, Inc., 144A	6.500%	6/15/22	BB–	9,061,000

	Auto Components – 2.4%

7,675	American Axle & Manufacturing Inc.	6.250%	4/01/25	BB–	7,617,438

5,825	American Axle & Manufacturing Inc.	6.500%	4/01/27	BB–	5,737,625

8,854	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B+	8,743,325
22,354	Total Auto Components				22,098,388

	Automobiles – 1.8%

3,950	Ford Motor Company	7.450%	7/16/31	BBB	4,641,408

10,605	General Motors Corporation	6.600%	4/01/36	BBB	11,471,925
14,555	Total Automobiles				16,113,333

	Banks – 0.4%

3,875	CIT Group Inc.	6.125%	3/09/28	BB	3,981,563

	Beverages – 0.7%

6,585	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	6,770,391

	Biotechnology – 0.5%

4,025	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	Ba3	4,269,016

	Building Products – 0.4%

3,528	Jeld-Wen Inc., 144A	4.875%	12/15/27	BB–	3,281,040

	Capital Markets – 1.4%

8,150	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	8,537,125

4,390	Raymond James Financial Inc.	4.950%	7/15/46	BBB+	4,460,880
12,540	Total Capital Markets				12,998,005

	Chemicals – 3.9%

5,823	A Schulman Inc.	6.875%	6/01/23	B	6,131,619

6,275	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	7,090,750

4,065	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	4,186,950

1,155	Nufarm Australia Ltd / Nufarm Americas Inc., 144A	5.750%	4/30/26	BB–	1,120,350

4,425	Olin Corporation.	5.000%	2/01/30	BB+	4,192,687

8,473	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	8,398,861

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$3,925	Univar Inc., 144A	6.750%	7/15/23	B+	$4,052,563
34,141	Total Chemicals				35,173,780

	Commercial Services & Supplies – 0.5%

4,257	R.R. Donnelley & Sons Company	6.500%	11/15/23	B	4,193,145

	Communications Equipment – 1.0%

9,175	ViaSat Inc., 144A	5.625%	9/15/25	BB–	8,624,500

	Consumer Finance – 1.7%

4,300	Ally Financial Inc.	5.750%	11/20/25	BB	4,380,625

10,720	Navient Corporation	8.000%	3/25/20	BB	11,309,600
15,020	Total Consumer Finance				15,690,225

	Containers & Packaging – 0.9%

7,502	Sealed Air Corporation, 144A	6.875%	7/15/33	BB+	8,233,445

	Diversified Telecommunication Services – 1.9%

13,875	CenturyLink Inc.	7.650%	3/15/42	BB	11,516,250

4,823	GCI Inc.	6.875%	4/15/25	B+	4,993,252

871	Qwest Corp.	6.875%	9/15/33	BBB–	816,323
19,569	Total Diversified Telecommunication Services				17,325,825

	Electronic Equipment, Instruments & Components – 1.6%

6,365	Itron Inc., 144A	5.000%	1/15/26	BB–	6,044,840

8,825	Tech Data Corporation	4.950%	2/15/27	BBB–	8,658,728
15,190	Total Electronic Equipment, Instruments & Components				14,703,568

	Equity Real Estate Investment Trusts – 2.1%

5,300	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	5,062,560

5,525	Iron Mountain Inc.	5.750%	8/15/24	B	5,442,125

8,875	Select Income REIT	4.500%	2/01/25	BBB–	8,625,375
19,700	Total Equity Real Estate Investment Trusts				19,130,060

	Food & Staples Retailing – 1.4%

5,048	Albertsons Cos LLC/Safeway Inc./New Albertron’s Inc./Albertson’s LLC	6.625%	6/15/24	B+	4,757,740

8,210	Rite Aid Corporation, 144A	6.125%	4/01/23	B	8,324,940
13,258	Total Food & Staples Retailing				13,082,680

	Food Products – 1.0%

9,313	Dean Foods Company, 144A	6.500%	3/15/23	BB–	8,998,686

	Health Care Providers & Services – 0.9%

7,320	Kindred Healthcare Inc.	8.000%	1/15/20	B–	7,843,453

	Hotels, Restaurants & Leisure – 1.0%

8,450	McDonald’s Corporation	4.875%	12/09/45	BBB+	8,872,011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.5%

$5,064	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	$4,899,420

	IT Services – 1.4%

12,265	First Data Corporation, 144A	7.000%	12/01/23	B	12,774,979

	Machinery – 2.7%

8,981	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	9,160,620

8,450	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	8,576,750

6,970	Terex Corporation, 144A	5.625%	2/01/25	BB	6,935,150
24,401	Total Machinery				24,672,520

	Media – 4.8%

2,250	Dish DBS Corporation	6.750%	6/01/21	BB	2,252,812

13,900	Dish DBS Corporation	7.750%	7/01/26	BB	12,179,875

1,400	Liberty Interactive LLC	8.500%	7/15/29	BB	1,505,000

5,200	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	5,011,500

20,544	Viacom Inc.	6.875%	4/30/36	BBB	22,185,982
43,294	Total Media				43,135,169

	Metals & Mining – 2.3%

9,775	AK Steel Corporation	7.000%	3/15/27	B–	9,286,250

3,200	ArcelorMittal	7.250%	10/15/39	BBB–	3,676,000

3,800	Southern Copper Corporation	5.875%	4/23/45	BBB+	4,040,801

4,175	United States Steel Corp	6.250%	3/15/26	BB–	4,130,641
20,950	Total Metals & Mining				21,133,692

	Multiline Retail – 1.5%

14,400	Nordstrom, Inc.	5.000%	1/15/44	BBB+	13,268,261

	Oil, Gas & Consumable Fuels – 2.3%

10,749	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	BB–	11,178,960

4,350	EQT Midstream Partners LP	5.500%	7/15/28	BBB–	4,347,589

4,950	EQT Midstream Partners LP	6.500%	7/15/48	BBB–	4,957,431
20,049	Total Oil, Gas & Consumable Fuels				20,483,980

	Real Estate Management & Development – 1.1%

4,450	Greystar Real Estate Partners, LLC, 144A	5.750%	12/01/25	BB–	4,316,500

5,275	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	5,116,750

875	Kennedy-Wilson Inc., 144A	5.875%	4/01/24	BB	848,750
10,600	Total Real Estate Management & Development				10,282,000

	Road & Rail – 1.1%

9,625	XPO CNW, Inc.	6.700%	5/01/34	B	9,697,188

	Semiconductors & Semiconductor Equipment – 1.5%

4,380	Amkor Technology Inc.	6.625%	6/01/21	BB	4,358,100

4,280	Qorvo Inc.	7.000%	12/01/25	BB+	4,601,000

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Semiconductors & Semiconductor Equipment (continued)

$4,250	Versum Materials, Inc., 144A	5.500%	9/30/24	BB+	$4,309,075
12,910	Total Semiconductors & Semiconductor Equipment				13,268,175

	Software – 1.0%

7,700	Conduent Finance Inc. / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	9,211,125

	Specialty Retail – 1.4%

13,806	L Brands, Inc.	6.875%	11/01/35	BB+	12,287,340

800	Limited Brands Inc.	6.950%	3/01/33	Ba2	712,000
14,606	Total Specialty Retail				12,999,340

	Technology Hardware, Storage & Peripherals – 3.1%

18,125	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	17,893,366

11,495	Seagate HDD Cayman	4.875%	6/01/27	Baa3	10,680,391
29,620	Total Technology Hardware, Storage & Peripherals				28,573,757

	Wireless Telecommunication Services – 0.5%

4,961	Altice Financing SA, 144A	7.500%	5/15/26	B+	4,798,279
$474,092	Total Corporate Bonds (cost $486,410,984)				473,925,124

Shares	Description (1)				Value

	COMMON STOCKS – 16.0%

	Airlines – 0.5%

82,600	Delta Air Lines, Inc.				$4,092,004

	Banks – 1.2%

91,300	CIT Group Inc.				4,602,433

87,388	The Bank of NT Butterfield and Son Limited				3,995,379

39,700	Wells Fargo & Company				2,200,968
	Total Banks				10,798,780

	Biotechnology – 0.5%

64,500	Gilead Sciences, Inc.				4,569,180

	Capital Markets – 0.3%

237,784	Ares Capital Corporation, (3)				3,911,547

	Chemicals – 0.5%

64,700	DowDuPont, Inc.				4,265,024

	Consumer Finance – 0.7%

184,900	Synchrony Financial				6,171,962

	Electric Utilities – 2.3%

162,264	Evergy Inc.				9,111,124

322,100	FirstEnergy Corp.				11,566,611
	Total Electric Utilities				20,677,735

Shares	Description (1)				Value

	Equity Real Estate Investment Trusts – 1.7%

150,200	Apartment Investment & Management Company, Class A				$6,353,460

301,900	MGM Growth Properties LLC				9,195,874
	Total Equity Real Estate Investment Trusts				15,549,334

	Industrial Conglomerates – 0.8%

106,200	Siemens AG, Sponsored ADR, (4)				6,996,987

	Insurance – 0.9%

80,600	American International Group, Inc.				4,273,412

91,250	CNA Financial Corporation				4,168,300
	Total Insurance				8,441,712

	Multi-Utilities – 0.5%

210,500	Veolia Environment S.A., ADR, (4)				4,475,230

	Oil, Gas & Consumable Fuels – 1.4%

263,200	Dominion Midstream Partners, LP				3,579,520

164,600	Enterprise Products Partnership LP				4,554,482

83,000	EQT Corporation				4,579,940
	Total Oil, Gas & Consumable Fuels				12,713,942

	Pharmaceuticals – 2.2%

260,100	AstraZeneca PLC				9,132,111

269,400	GlaxoSmithKline PLC				10,859,514
	Total Pharmaceuticals				19,991,625

	Semiconductors & Semiconductor Equipment – 0.7%

397,200	Cypress Semiconductor Corporation				6,188,376

	Software – 0.6%

132,200	Oracle Corporation				5,824,732

	Specialty Retail – 0.5%

570,100	Kingfisher plc, (4)				4,498,089

	Tobacco – 0.7%

172,700	Imperial Brands PLC, (4)				6,414,078
	Total Common Stocks (cost $140,987,872)				145,580,337

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.2%

	Automobiles – 0.5%

$4,420	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	$4,237,675

	Banks – 6.8%

9,226	Bank of America Corporation	6.500%	N/A (5)	BBB–	9,802,625

3,965	Bank of America Corporation	6.300%	N/A (5)	BBB–	4,192,194

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,750	CIT Group Inc., Series A	5.800%	N/A (5)	B+	$3,703,125

925	Citigroup Inc.	5.800%	N/A (5)	BB+	945,239

12,705	Citigroup Inc.	6.250%	N/A (5)	BB+	13,181,438

775	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	806,000

3,475	Huntington Bancshares Inc./OH	5.700%	N/A (5)	Baa3	3,431,563

7,900	JPMorgan Chase & Company	6.750%	N/A (5)	BBB	8,591,250

3,400	Lloyds Bank PLC, 144A	12.000%	N/A (5)	BBB–	4,161,226

3,100	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	3,344,125

4,100	Wells Fargo & Company	5.875%	N/A (5)	Baa2	4,228,125

4,883	Zions Bancorporation	7.200%	N/A (5)	BB	5,127,150
58,204	Total Banks				61,514,060

	Capital Markets – 0.4%

4,175	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	4,081,062

	Consumer Finance – 0.4%

3,710	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	3,790,507

	Electric Utilities – 1.5%

13,070	Emera, Inc.	6.750%	6/15/76	BBB–	13,592,800

	Energy Equipment & Services – 0.5%

4,825	Transcanada Trust	5.875%	8/15/76	Baa2	4,776,750

	Food Products – 1.3%

3,400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,706,000

7,365	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	8,101,500
10,765	Total Food Products				11,807,500

	Insurance – 0.8%

6,053	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	7,142,540
$105,222	Total $1,000 Par (or similar) Institutional Preferred (cost $112,866,486)				110,942,894

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.7%

	Banks – 0.8%

115,254	Citigroup Inc.	7.125%		BB+	$3,195,993

35,731	FNB Corporation	7.250%		Ba2	1,029,053

116,390	Huntington BancShares Inc.	6.250%		Baa3	3,040,107
	Total Banks				7,265,153

	Capital Markets – 1.5%

68,800	Charles Schwab Corporation	6.000%		BBB	1,823,888

307,696	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	7,842,340

Shares	Description (1)	Coupon	Ratings (2)	Value

	Capital Markets (continued)

119,269	Morgan Stanley	7.125%	BB+	$3,365,771

39,050	Morgan Stanley	6.375%	BB+	1,048,883
	Total Capital Markets			14,080,882

	Consumer Finance – 1.0%

17,950	Capital One Financial Corporation, (3)	6.700%	Baa3	477,290

345,589	GMAC Capital Trust I, (3)	5.785%	B+	9,088,991
	Total Consumer Finance			9,566,281

	Equity Real Estate Investment Trusts – 1.5%

41,178	Digital Realty Trust Inc.	7.375%	Baa3	1,072,275

120,884	Digital Realty Trust Inc.	6.625%	Baa3	3,191,338

160,775	National Storage Affiliates Trust., Preferred Stock	6.000%	N/R	3,952,653

206,287	VEREIT, Inc.	6.700%	BB	5,181,929
	Total Equity Real Estate Investment Trusts			13,398,195

	Food Products – 1.7%

56,769	CHS Inc.	7.875%	N/R	1,623,026

180,117	CHS Inc.	7.100%	N/R	4,913,592

341,049	CHS Inc.	6.750%	N/R	9,024,157
	Total Food Products			15,560,775

	Insurance – 1.2%

63,718	Argo Group US Inc.	6.500%	BBB–	1,612,703

171,600	Enstar Group Ltd	7.000%	BB+	4,334,616

68,820	Kemper Corporation	7.375%	Ba1	1,789,320

110,414	National General Holding Company	7.625%	N/R	2,824,390
	Total Insurance			10,561,029

	Wireless Telecommunication Services – 1.0%

346,400	United States Cellular Corporation	7.250%	Ba1	8,864,376
	Total $25 Par (or similar) Retail Preferred (cost $77,967,180)			79,296,691

Shares	Description (1)	Coupon	Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.2%

	Banks – 1.5%

2,700	Bank of America Corporation	7.250%	BBB–	$3,376,350

7,605	Wells Fargo & Company	7.500%	Baa2	9,578,193
	Total Banks			12,954,543

	Electric Utilities – 0.7%

88,800	NextEra Energy Inc	6.371%	BBB	6,592,512
	Total Convertible Preferred Securities (cost $18,110,071)			19,547,055

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value

	STRUCTURED NOTES – 2.3%

55	Goldman Sachs Finance Corp., Mandatory Exchangeable Notes, Linked to Common Stock of Coherent, Inc. (Cap 120.50% of Issue Price), 144A	10.000%	$168.2340	$202.7220	11/21/18	$8,607,609

161	JPMorgan Chase & Co., Mandatory Exchangeable Notes, Linked to Common Stock of Qorvo, Inc. (Cap 114.56% of Issue Price), 144A	10.000%	66.2300	75.8731	7/24/18	12,064,556
	Total Structured Notes (cost $19,818,564)					20,672,165

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 2.1%

	Media – 2.1%

$2,100	DISH Network Corporation	3.375%		8/15/26	BB	$2,034,052

16,975	Liberty Media Corporation	4.000%		11/15/29	BB	11,926,540

7,168	Liberty Media Corporation	3.750%		2/15/30	BB	4,999,541
$26,243	Total Convertible Bonds (cost $18,863,162)					18,960,133
	Total Long-Term Investments (cost $875,024,319)					868,924,399

Principal Amount (000)	Description (1)	Coupon		Maturity		Value

	SHORT-TERM INVESTMENTS – 3.5%

	REPURCHASE AGREEMENTS – 3.5%

$31,778	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/18, repurchase price $31,779,925, collateralized by $33,820,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $32,413,629	0.900%		7/02/18		$31,777,542
	Total Short-Term Investments (cost $31,777,542)					31,777,542
	Total Investments (cost $906,801,861) – 99.2%					900,701,941
	Other Assets Less Liabilities – 0.8% (6)					7,109,186
	Net Assets – 100%					$907,811,127

Investments in Derivatives

Options Written

Description (7)	Type	Number of Contracts	Notional Amount (8)	Exercise Price	Expiration Date	Value
Delta Air Lines, Inc.	Call	(826)	$(4,956,000)	$60	12/21/18	$(54,516)
Total Options Written (premiums received $133,580)			$(4,956,000)			$(54,516)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$473,925,124	$—	$473,925,124
Common Stocks	123,195,953	22,384,384	—	145,580,337
$1,000 Par (or similar) Institutional Preferred	—	110,942,894	—	110,942,894
$25 Par (or similar) Retail Preferred	79,296,691	—	—	79,296,691
Convertible Preferred Securities	19,547,055	—	—	19,547,055
Structured Notes	—	20,672,165	—	20,672,165
Convertible Bonds	—	18,960,133	—	18,960,133
Short-Term Investments:
Repurchase Agreements	—	31,777,542	—	31,777,542
Investments in Derivatives:
Options Written	(54,516)	—	—	(54,516)
Total	$221,985,183	$678,662,242	$—	$900,647,425

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$909,884,812
Gross unrealized:
Appreciation	$16,529,593
Depreciation	(25,712,464)
Net unrealized appreciation (depreciation) of investments	$(9,182,871)

Tax cost of options written	$(133,580)
Net unrealized appreciation (depreciation) of options written	79,064

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	Exchanged-traded, unless otherwise noted.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 95.6%

	REPURCHASE AGREEMENTS – 7.7%

$274	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/18, repurchase price $273,779, collateralized by $295,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $283,045	0.900%	7/02/18	N/A	$273,758

10,207	Repurchase Agreement with State Street Bank, dated 6/29/18, repurchase price $10,207,228, collateralized by $10,780,000 U.S. Treasury Notes, 1.500%, due 1/31/22, value $10,416,056 (3)	0.050%	7/02/18	N/A	10,207,185
10,481	Total Repurchase Agreements (cost $10,480,943)				10,480,943

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.9%

5,000	Federal Home Loan Bank Bonds	1.250%	7/27/18	N/R	4,997,395

5,000	Federal Home Loan Bank Bonds	0.625%	8/07/18	N/R	4,993,375

2,500	Federal Home Loan Bank Bonds	1.750%	12/14/18	Aaa	2,494,872

4,000	Federal Home Loan Bank Bonds	1.875%	3/08/19	Aaa	3,989,408

5,905	Federal Home Loan Bank Bonds	5.375%	5/15/19	N/R	6,057,290

6,750	Federal Home Loan Mortgage Corporation	1.750%	5/30/19	Aaa	6,712,234

4,000	Federal National Mortgage Association	1.375%	1/28/19	Aaa	3,980,216

1,250	Federal National Mortgage Association	1.875%	2/19/19	Aaa	1,247,191

3,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	2,975,562

5,300	U.S. Treasury Bills (3), (4)	0.000%	9/13/18	F1+	5,279,876

4,780	U.S. Treasury Notes	0.875%	7/15/18	N/R	4,778,418

6,000	U.S. Treasury Notes	0.750%	8/31/18	Aaa	5,988,640

6,300	U.S. Treasury Notes	1.000%	9/15/18	Aaa	6,287,905

4,535	U.S. Treasury Notes	0.875%	10/15/18	Aaa	4,520,399

5,435	U.S. Treasury Notes	1.250%	11/15/18	Aaa	5,419,289

5,500	U.S. Treasury Notes	1.250%	11/30/18	Aaa	5,480,879

5,000	U.S. Treasury Notes	1.250%	12/15/18	Aaa	4,980,469

4,425	U.S. Treasury Notes	1.125%	1/15/19	Aaa	4,400,282

5,250	U.S. Treasury Notes	1.250%	1/31/19	Aaa	5,220,879

6,000	U.S. Treasury Notes	0.750%	2/15/19	Aaa	5,945,625

6,015	U.S. Treasury Notes	1.000%	3/15/19	Aaa	5,962,604

7,000	U.S. Treasury Notes	1.500%	3/31/19	Aaa	6,959,531

3,775	U.S. Treasury Notes	0.875%	4/15/19	Aaa	3,733,416

4,725	U.S. Treasury Notes	1.250%	4/30/19	Aaa	4,683,103

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$3,000	U.S. Treasury Notes	1.250%	5/31/19	Aaa	$2,970,820
$120,445	Total U.S. Government and Agency Obligations (cost $120,153,583)				120,059,678
	Total Short-Term Investments (cost $130,634,526)				130,540,621
	Other Assets Less Liabilities – 4.4% (5)				5,998,048
	Net Assets – 100%				$136,538,669

Investments in Derivatives (6)

Futures Contracts

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	95	September 2018	$7,218,071	$7,526,850	$308,779	$153,900

	ICE Brent Crude Oil Futures Contract	Long	76	November 2018	5,401,350	5,968,280	566,930	110,940

	ICE Brent Crude Oil Futures Contract	Long	19	January 2019	1,454,435	1,476,300	21,865	26,220

	NYMEX WTI Crude Oil Futures Contract	Long	94	September 2018	6,225,796	6,811,240	585,444	61,100

	NYMEX WTI Crude Oil Futures Contract	Long	66	November 2018	4,297,444	4,630,560	333,116	42,154

	NYMEX WTI Crude Oil Futures Contract	Long	68	January 2019	4,451,326	4,681,800	230,474	47,600
	Total Crude Oil		418		29,048,422	31,095,030	2,046,608	441,914

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	59	August 2018	3,938,641	3,992,825	54,184	61,950

	ICE Low Sulphur Gas Oil Futures Contract	Long	14	September 2018	948,453	950,250	1,797	15,050
	Total Gas Oil		73		4,887,094	4,943,075	55,981	77,000

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	30	September 2018	2,682,381	2,792,412	110,031	39,186

	NYMEX NY Harbor ULSD Futures Contract	Long	6	November 2018	521,864	561,406	39,542	7,913
	Total Heating Oil		36		3,204,245	3,353,818	149,573	47,099

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	188	September 2018	5,382,608	5,453,880	71,272	(33,840)

	NYMEX Natural Gas Futures Contract	Long	73	November 2018	2,091,353	2,152,770	61,417	(13,140)

	NYMEX Natural Gas Futures Contract	Long	47	January 2019	1,492,452	1,473,450	(19,002)	(8,930)
	Total Natural Gas		308		8,966,413	9,080,100	113,687	(55,910)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	45	September 2018	3,927,752	4,029,669	101,917	84,672

	NYMEX Gasoline RBOB Futures Contract	Long	21	November 2018	1,669,048	1,756,150	87,102	36,427
	Total Unleaded Gas		66		5,596,800	5,785,819	189,019	121,099
	Total Energy		901		51,702,974	54,257,842	2,554,868	631,202

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	148	July 2018	$7,886,075	$8,006,800	$120,725	$(63,825)

	LME Primary Aluminum Futures Contract	Short	(148)	July 2018	(8,197,694)	(8,006,800)	190,894	63,825

	LME Primary Aluminum Futures Contract	Long	162	September 2018	8,945,125	8,633,587	(311,538)	(90,113)

	LME Primary Aluminum Futures Contract	Short	(39)	September 2018	(2,079,831)	(2,078,456)	1,375	21,694

	LME Primary Aluminum Futures Contract	Long	29	November 2018	1,561,091	1,550,231	(10,860)	(15,588)

	LME Primary Aluminum Futures Contract	Short	(2)	November 2018	(112,113)	(106,913)	5,200	1,075
	Total Aluminum		150		8,002,653	7,998,449	(4,204)	(82,932)

	Copper

	CEC Copper Futures Contract	Long	40	September 2018	3,288,563	2,966,000	(322,563)	(5,500)

	LME Copper Futures Contract	Long	48	July 2018	8,127,764	7,965,600	(162,164)	(3,000)

	LME Copper Futures Contract	Short	(48)	July 2018	(8,300,600)	(7,965,600)	335,000	3,000

	LME Copper Futures Contract	Long	49	September 2018	8,472,006	8,119,300	(352,706)	2,450

	LME Copper Futures Contract	Short	(28)	September 2018	(4,893,900)	(4,639,600)	254,300	(1,400)

	LME Copper Futures Contract	Long	29	November 2018	5,072,475	4,809,287	(263,188)	2,719

	LME Copper Futures Contract	Short	(10)	November 2018	(1,698,750)	(1,658,375)	40,375	(938)

	LME Copper Futures Contract	Long	11	January 2019	1,869,550	1,827,512	(42,038)	825
	Total Copper		91		11,937,108	11,424,124	(512,984)	(1,844)

	Lead

	LME Lead Futures Contract	Long	24	July 2018	1,483,794	1,447,050	(36,744)	6,900

	LME Lead Futures Contract	Short	(24)	July 2018	(1,461,406)	(1,447,050)	14,356	(6,900)

	LME Lead Futures Contract	Long	23	September 2018	1,398,988	1,386,037	(12,951)	7,188

	LME Lead Futures Contract	Short	(6)	September 2018	(348,700)	(361,575)	(12,875)	(1,875)

	LME Lead Futures Contract	Long	5	November 2018	288,181	301,125	12,944	1,500
	Total Lead		22		1,360,857	1,325,587	(35,270)	6,813

	Nickel

	LME Nickel Futures Contract	Long	31	July 2018	2,513,112	2,759,403	246,291	21,111

	LME Nickel Futures Contract	Short	(31)	July 2018	(2,633,790)	(2,759,403)	(125,613)	(21,111)

	LME Nickel Futures Contract	Long	31	September 2018	2,655,042	2,770,377	115,335	21,483

	LME Nickel Futures Contract	Short	(7)	September 2018	(607,626)	(625,569)	(17,943)	(4,851)

	LME Nickel Futures Contract	Long	5	November 2018	440,700	448,245	7,545	3,390
	Total Nickel		29		2,367,438	2,593,053	225,615	20,022

	Zinc

	LME Zinc Futures Contract	Long	41	July 2018	3,326,460	2,963,787	(362,673)	(35,363)

	LME Zinc Futures Contract	Short	(41)	July 2018	(3,236,800)	(2,963,787)	273,013	35,363

	LME Zinc Futures Contract	Long	43	September 2018	3,387,763	3,071,275	(316,488)	(46,225)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2018

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Zinc (continued)

	LME Zinc Futures Contract	Short	(18)	September 2018	$(1,398,975)	$(1,285,650)	$113,325	$19,350

	LME Zinc Futures Contract	Long	15	November 2018	1,181,425	1,066,500	(114,925)	(16,875)

	LME Zinc Futures Contract	Short	(6)	November 2018	(430,500)	(426,600)	3,900	3,900

	LME Zinc Futures Contract	Long	6	January 2019	429,450	425,250	(4,200)	(4,200)
	Total Zinc		40		3,258,823	2,850,775	(408,048)	(44,050)
	Total Industrial Metals		332		26,926,879	26,191,988	(734,891)	(101,991)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	173	September 2018	3,357,349	3,109,675	(247,674)	45,413

	CBOT Corn Futures Contract	Long	56	December 2018	1,160,033	1,039,500	(120,533)	14,405

	CBOT Corn Futures Contract	Long	42	March 2019	812,175	800,625	(11,550)	11,550
	Total Corn		271		5,329,557	4,949,800	(379,757)	71,368

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	56	December 2018	1,984,911	1,847,441	(137,470)	(7,840)

	CBOT Soybean Meal Futures Contract	Long	48	January 2019	1,737,326	1,574,401	(162,925)	(5,280)
	Total Soybean Meal		104		3,722,237	3,421,842	(300,395)	(13,120)

	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	43	December 2018	802,606	767,292	(35,314)	1,548

	CBOT Soybean Oil Futures Contracts	Long	26	January 2019	482,880	467,844	(15,036)	1,092
	Total Soybean Oil		69		1,285,486	1,235,136	(50,350)	2,640

	Soybeans

	CBOT Soybean Futures Contracts	Long	99	November 2018	4,855,370	4,356,000	(499,370)	(17,325)

	CBOT Soybean Futures Contracts	Long	43	January 2019	2,249,323	1,911,350	(337,973)	(7,525)
	Total Soybeans		142		7,104,693	6,267,350	(837,343)	(24,850)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	27	September 2018	747,945	659,475	(88,470)	22,275

	CBOT KC HRW Wheat Futures Contract	Long	11	December 2018	289,100	281,325	(7,775)	8,800

	CBOT Wheat Futures Contract	Long	17	September 2018	467,653	426,063	(41,590)	15,088

	CBOT Wheat Futures Contract	Long	32	December 2018	820,871	826,800	5,929	27,600

	CBOT Wheat Futures Contract	Long	21	March 2019	549,836	558,863	9,027	17,850

	MGEX Red Spring Wheat Futures Contract	Long	39	September 2018	1,213,881	1,046,662	(167,219)	(1,463)

	Total Wheat		147		4,089,286	3,799,188	(290,098)	90,150
	Total Agriculturals		733		21,531,259	19,673,316	(1,857,943)	126,188

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	94	August 2018	$12,410,890	$11,792,300	$(618,590)	$32,900

	Palladium

	NYMEX Palladium Futures Contract	Long	17	September 2018	1,672,876	1,616,530	(56,346)	34,000

	Silver

	CEC Silver Futures Contract	Long	40	September 2018	3,358,382	3,239,600	(118,782)	31,400
	Total Precious Metals		151		17,442,148	16,648,430	(793,718)	98,300

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	38	September 2018	913,542	954,560	41,018	23,180

	ICE Cocoa Futures Contract	Long	2	December 2018	57,156	50,620	(6,536)	1,120
	Total Cocoa		40		970,698	1,005,180	34,482	24,300

	Coffee

	ICE Coffee C Futures Contract	Long	29	September 2018	1,294,278	1,251,712	(42,566)	(7,069)

	ICE Coffee C Futures Contract	Long	21	December 2018	986,273	933,581	(52,692)	(5,119)

	LIFFE Coffee Robusta Futures Contract	Long	27	September 2018	482,520	456,301	(26,219)	(1,890)
	Total Coffee		77		2,763,071	2,641,594	(121,477)	(14,078)

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	40	December 2018	1,823,914	1,678,400	(145,514)	7,400

	ICE Cotton No. 2 Futures Contract	Long	7	March 2019	303,972	292,810	(11,162)	1,785

	ICE Cotton No. 2 Futures Contract	Long	5	May 2019	210,459	209,300	(1,159)	1,300
	Total Cotton		52		2,338,345	2,180,510	(157,835)	10,485

	Sugar

	ICE Sugar 11 Futures Contract	Long	88	October 2018	1,255,175	1,207,360	(47,815)	—

	ICE Sugar 11 Futures Contract	Long	111	March 2019	1,657,596	1,609,944	(47,652)	3,730
	Total Sugar		199		2,912,771	2,817,304	(95,467)	3,730
	Total Foods & Fibers		368		8,984,885	8,644,588	(340,297)	24,437

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	14	August 2018	995,244	1,059,275	64,031	31,500

	CME Feeder Cattle Futures Contract	Long	12	September 2018	882,987	905,700	22,713	14,058
	Total Feeder Cattle		26		1,878,231	1,964,975	86,744	45,558

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	28	August 2018	872,668	856,240	(16,428)	8,120

	CME Lean Hogs Futures Contract	Long	62	October 2018	1,564,148	1,482,420	(81,728)	(35,404)
	Total Lean Hogs		90		2,436,816	2,338,660	(98,156)	(27,284)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2018

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Livestock (continued)	Live Cattle

	CME Live Cattle Futures Contract	Long	58	August 2018	$2,412,035	$2,476,020	$63,985	$69,600

	CME Live Cattle Futures Contract	Long	34	October 2018	1,439,528	1,496,340	56,812	40,800

	CME Live Cattle Futures Contract	Long	41	December 2018	1,834,976	1,864,680	29,704	38,950
	Total Live Cattle		133		5,686,539	5,837,040	150,501	149,350
	Total Livestock		249		10,001,586	10,140,675	139,089	167,624
	Total Futures Contracts		2,734		$136,589,731	$135,556,839	$(1,032,892)	$945,760

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$10,480,943	$—	$10,480,943
U.S. Government and Agency Obligations	—	120,059,678	—	120,059,678
Investments in Derivatives:
Futures Contracts*	(1,032,892)	—	—	(1,032,892)
Total	$(1,032,892)	$130,540,621	$—	$129,507,729
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$130,635,704
Gross unrealized:
Appreciation	$493
Depreciation	(95,576)
Net unrealized appreciation (depreciation) of investments	$(95,083)

Tax cost of futures contracts	$(1,032,892)
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(6)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(7)

The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(8)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

N/A	Not applicable

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018